Supplemental Guarantor Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Cash (Used in) Provided by Operating Activities		$ 39.7	$ 25.6	$ 147.9	$ 223.8	$ 202.6
Investing Activities
Capital expenditures		(27.7)	(7.5)	(78.5)	(49.0)	(40.8)
Deposit received on pending sale of assets				7.8	0.0	0.0
Cash outflows for acquisitions				0.0	(2.2)	0.0
Proceeds from dispositions of property		7.7	0.0	0.0	0.3	0.5
Cash Used in Investing Activities		(20.0)	(7.5)	(70.7)	(50.9)	(40.3)
Financing Activities
Intercompany contributions				0.0
Debt proceeds		0.0	0.3	638.0	4.0	7.1
Debt issuance costs	$ (11.8)			(11.8)	0.0	0.0
Debt repayments		(1.0)	(2.9)	(13.8)	(67.9)	(31.2)
Spin-off cash distribution to Kimberly-Clark				(680.0)	0.0	0.0
Change in Kimberly-Clark's net investment		0.0	(24.4)
Net transfers from (to) Kimberly-Clark				93.3	(119.3)	(113.7)
Other		0.0	0.9	3.5	3.2	3.9
Cash Used in Financing Activities		(1.0)	(26.1)	29.2	(180.0)	(133.9)
Effect of Exchange Rate on Cash and Cash Equivalents		(1.5)	(0.3)	(1.5)	3.3	(0.6)
Decrease in Cash and Cash Equivalents		17.2	(8.3)	104.9	(3.8)	27.8
Cash and Cash Equivalents - Beginning of Period		149.0	44.1	44.1	47.9	20.1
Cash and Cash Equivalents - End of Period	149.0	166.2	35.8	149.0	44.1	47.9
Parent Company
Operating Activities
Cash (Used in) Provided by Operating Activities		(15.2)		0.0
Investing Activities
Capital expenditures				0.0
Deposit received on pending sale of assets				0.0
Cash Used in Investing Activities				0.0
Financing Activities
Intercompany contributions		26.6		66.7
Debt proceeds				636.1
Debt issuance costs				(11.8)
Debt repayments		(1.0)		0.0
Spin-off cash distribution to Kimberly-Clark				(680.0)
Net transfers from (to) Kimberly-Clark				90.2
Other				0.0
Cash Used in Financing Activities		25.6		101.2
Effect of Exchange Rate on Cash and Cash Equivalents				0.0
Decrease in Cash and Cash Equivalents		10.4		101.2
Cash and Cash Equivalents - Beginning of Period		101.2	0.0	0.0
Cash and Cash Equivalents - End of Period	101.2	111.5		101.2	0.0
Guarantor Subsidiaries
Operating Activities
Cash (Used in) Provided by Operating Activities		32.5	12.4	41.9	114.6	120.4
Investing Activities
Capital expenditures		(23.3)	(6.1)	(70.8)	(36.0)	(30.3)
Deposit received on pending sale of assets				0.0
Cash outflows for acquisitions					(2.2)
Proceeds from dispositions of property					0.2	0.3
Cash Used in Investing Activities		(23.3)	(6.1)	(70.8)	(38.0)	(30.0)
Financing Activities
Intercompany contributions		(12.0)		(48.4)
Debt proceeds				0.0
Debt issuance costs				0.0
Debt repayments			(2.9)	(2.9)	(6.4)	(10.2)
Spin-off cash distribution to Kimberly-Clark				0.0
Change in Kimberly-Clark's net investment			(5.4)
Net transfers from (to) Kimberly-Clark				77.4	(76.7)	(79.7)
Other			0.9	3.5	3.2	3.9
Cash Used in Financing Activities		(12.0)	(7.4)	29.6	(79.9)	(86.0)
Effect of Exchange Rate on Cash and Cash Equivalents			(0.1)	0.1	0.9	0.4
Decrease in Cash and Cash Equivalents		(2.8)	(1.2)	0.8	(2.4)	4.8
Cash and Cash Equivalents - Beginning of Period		3.9	3.1	3.1	5.5	0.7
Cash and Cash Equivalents - End of Period	3.9	1.1	1.9	3.9	3.1	5.5
Non-Guarantor Subsidiaries
Operating Activities
Cash (Used in) Provided by Operating Activities		22.4	13.2	106.0	109.2	82.2
Investing Activities
Capital expenditures		(4.4)	(1.4)	(7.7)	(13.0)	(10.5)
Deposit received on pending sale of assets				7.8
Proceeds from dispositions of property		7.7			0.1	0.2
Cash Used in Investing Activities		3.3	(1.4)	0.1	(12.9)	(10.3)
Financing Activities
Intercompany contributions		(14.6)		(18.3)
Debt proceeds			0.3	1.9	4.0	7.1
Debt issuance costs				0.0
Debt repayments				(10.9)	(61.5)	(21.0)
Spin-off cash distribution to Kimberly-Clark				0.0
Change in Kimberly-Clark's net investment			(19.0)
Net transfers from (to) Kimberly-Clark				(74.3)	(42.6)	(34.0)
Other				0.0
Cash Used in Financing Activities		(14.6)	(18.7)	(101.6)	(100.1)	(47.9)
Effect of Exchange Rate on Cash and Cash Equivalents		(1.5)	(0.2)	(1.6)	2.4	(1.0)
Decrease in Cash and Cash Equivalents		9.6	(7.1)	2.9	(1.4)	23.0
Cash and Cash Equivalents - Beginning of Period		43.9	41.0	41.0	42.4	19.4
Cash and Cash Equivalents - End of Period	43.9	53.6	33.9	43.9	41.0	$ 42.4
Consolidation, Eliminations
Operating Activities
Cash (Used in) Provided by Operating Activities				0.0
Investing Activities
Capital expenditures				0.0
Deposit received on pending sale of assets				0.0
Cash Used in Investing Activities				0.0
Financing Activities
Intercompany contributions				0.0
Debt proceeds				0.0
Debt issuance costs				0.0
Debt repayments				0.0
Spin-off cash distribution to Kimberly-Clark				0.0
Net transfers from (to) Kimberly-Clark				0.0
Other				0.0
Cash Used in Financing Activities				0.0
Effect of Exchange Rate on Cash and Cash Equivalents				0.0
Decrease in Cash and Cash Equivalents				0.0
Cash and Cash Equivalents - Beginning of Period		0.0	$ 0.0	0.0
Cash and Cash Equivalents - End of Period	$ 0.0	$ 0.0		$ 0.0	$ 0.0